Taxation (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Tax Charge
The tax charge comprises:

Continuing operations	2019 £m	2018 1 £m	2017 1 £m
Corporation tax
Current year	423.0	404.2	383.0
Prior years	(63.4)	(108.1)	(97.2)
	359.6	296.1	285.8
Deferred tax
Current year	(78.3)	(41.5)	(207.4)
Prior years	(6.3)	1.4	4.6
	(84.6)	(40.1)	(202.8)
Tax charge	275.0	256.0	83.0

Tax Charge Reconciled to Profit Before Taxation
The tax charge for the year can be reconciled to profit before taxation in the consolidated income statement as follows:

Continuing operations	2019 2 £m	2018 1,2 £m	2017 1,2 £m
Profit before taxation	1,214.3	1,019.3	1,894.0
Tax at the corporation tax rate of 19.0% 3	230.7	193.7	364.6
Tax effect of share of results of associates	(2.7)	(5.8)	(18.8)
Irrecoverable withholding taxes	44.7	48.9	31.6
Items that are not deductible/(taxable) in determining taxable profit	51.9	67.2	(39.0)
Effect of different tax rates in subsidiaries operating in other jurisdictions	77.1	71.2	95.2
US Transition Tax related to unremitted foreign earnings	–	(4.6)	20.1
Effect of change in US tax rate on deferred tax balances	–	–	(211.6)
Origination and reversal on unrecognised temporary differences	(3.4)	5.1	(18.9)
Tax losses not recognised or utilised in the year	13.2	19.9	32.5
Utilisation of tax losses not previously recognised	(42.7)	(25.5)	(10.4)
Recognition of temporary differences not previously recognised	(24.1)	(7.4)	(69.7)
Release of prior year provisions in relation to acquired businesses	(19.9)	(20.4)	(15.0)
Other prior year adjustments	(49.8)	(86.3)	(77.6)
Tax charge	275.0	256.0	83.0
Effective tax rate on profit before tax	22.6%	25.1%	4.4%

Notes
1	Prior year figures have been re-presented in accordance with IFRS 5 Non-Current Assets Held for Sale and Discontinued Operations, as described in the accounting policies.
2	Profit before taxation has been restated to be in accordance with IAS 39 Financial Instruments: Recognition and Measurement, as described in the accounting policies.
3	As the Group is subject to the tax rates of more than one country, it has chosen to present its reconciliation of the tax charge using the UK corporation tax rate of 19.0% (2018: 19.0%, 2017: 19.25%).